METROPOLITAN SERIES FUND, INC.

SUPPLEMENT DATED DECEMBER 30, 2009

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

BLACKROCK STRATEGIC VALUE PORTFOLIO

The Board of Directors of Metropolitan Series Fund, Inc. (the “Fund”) has approved a change of subadviser for the BlackRock Strategic Value Portfolio from BlackRock Advisors, LLC (“BlackRock”) to Neuberger Berman Management LLC (“Neuberger Berman”) to be effective January 19, 2010, pursuant to a new subadvisory agreement between the Fund’s investment adviser, MetLife Advisers, LLC and Neuberger Berman. Effective January 19, 2010, the name of the BlackRock Strategic Value Portfolio will change to Neuberger Berman Genesis Portfolio. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to such Portfolio by its original name in their forms and communications until such documents can be revised.

In addition, the following changes to the Statement of Additional Information (the “SAI”) with respect to the BlackRock Strategic Value Portfolio subadviser change are effective January 19, 2010:

Investment Policies

In the section entitled “Investment Policies,” all references to BlackRock Strategic Value Portfolio are deleted and replaced with Neuberger Berman Genesis Portfolio.

Advisory Arrangements

In the subsection entitled “Advisory Structure” of the section entitled “Advisory Arrangements,” all references to BlackRock Strategic Value Portfolio are deleted. This subsection is also amended to reflect that Neuberger Berman is the subadviser to both Neuberger Berman Genesis Portfolio and Neuberger Berman Mid Cap Value Portfolio.

Portfolio Managers

In the section entitled “Portfolio Managers,” all references to BlackRock Strategic Value Portfolio are deleted. The following information is added for Neuberger Berman portfolio managers Judith M. Vale, Robert W. D’Alelio, Michael L. Bowyer and Brett S. Reiner:

Neuberger Berman Genesis Portfolio

Other Accounts Managed as of September 30, 2009:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Judith M. Vale, Neuber Berman Genesis Portfolio	Registered Investment Companies	1	$8,945 Million	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts*	36	$1,805 Million	0	N/A
Robert W. D’Alelio, Neuberger Berman Genesis Portfolio	Registered Investment Companies	1	$8,945 Million	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts*	36	$1,805 Million	0	N/A
Michael L. Bowyer, Neuberger Berman Genesis Portfolio	Registered Investment Companies	1	$8,945 Million	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts*	36	$1,805 Million	0	N/A
Brett S. Reiner, Neuberger Berman Genesis Portfolio	Registered Investment Companies	1	$8,945 Million	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts*	36	$1,805 Million	0	N/A

*	Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts.

In addition, as of September 30, 2009, neither Ms. Vale nor Messrs D’Alelio, Bowyer or Reiner beneficially owned equity securities of any Portfolio for which they served as portfolio manager.